ACQUISITION OF BUSINESSES - Business Services, Healthscope Limited (“Healthscope”) (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 06, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Goodwill		$ 5,244	$ 5,218
Business services
Disclosure of detailed information about business combination [line items]
Goodwill		$ 2,529	$ 2,514
Healthscope Limited | Business services
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners		28.00%	27.00%
Proportion of voting rights held in subsidiary		100.00%	100.00%
Healthscope Limited | Healthscope Limited | Business services
Disclosure of detailed information about business combination [line items]
Economic interest prior to syndication to institutional partners	28.00%
Consideration transferred, acquisition-date fair value	$ 1,156
Proportion of voting rights held in subsidiary	100.00%
Acquisition-related costs	$ 22
Goodwill	1,551
Goodwill expected to be deductible for tax purposes	0
Intangible assets	$ 286
Revenue of acquiree since acquisition date			$ 297
Net loss of acquiree since acquisition date			7
Revenue of acquiree as if combination occurred at beginning of period			453
Net loss of acquiree as if combination occurred at beginning of period			$ 23